Capital stock (Tables)	3 Months Ended
Mar. 31, 2025
Capital stock
Schedule of shares issued and outstanding
	Number of common shares	Amount
Balance, December 31, 2023(1)	10,436,313	$81,014
Balance, December 31, 2024	10,436,313	$81,014
Balance, March 31, 2025	10,436,313	$81,014

Schedule of changes in stock options
Three months ended March 31	2025		2024
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,237,700	$1.27	1,477,700	$1.72
Forfeited, cancelled or expired	(52,700)	(1.90)	-	-
Balance, end of period	1,185,000	$1.24	1,477,700	$1.72
Options exercisable, end of period	586,000	$1.23	593,700	$2.41

Schedule of contractual life of options outstanding
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$1.10	60,000	1.33 years	$1.10	60,000
$1.11 ‑ $1.50	1,125,000	7.74 years	$1.25	526,000
$1.10 ‑ $1.50	1,185,000	7.41 years	$1.24	586,000

Schedule of weighted average shares outstanding
Three months ended March 31	2025	2024
Weighted average shares outstanding for basic earnings per share	10,436,313	10,436,313
Effects of dilution from:
Stock options	-	60,000
Weighted average shares outstanding for diluted earnings per share	10,436,313	10,496,313